January 28, 2020

VIA EDGAR

The United States Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549-8629

Re:	Nationwide Life Insurance Company

Nationwide Defined Protection Annuity (File No. 333-229802)

Dear Ms. Hahn:

On behalf of Nationwide Life Insurance Company (“Nationwide” or “we”), transmitted for filing with this letter is Pre-Effective Amendment No. 2 to the above-referenced Registration Statement. The filing is being made electronically via EDGAR in accordance with Regulation S-T.

On August 12, 2019, Nationwide filed Pre-Effective Amendment No. 1 on Form S-1 to the above-referenced Registration Statement for an Individual Single Purchase Payment Deferred Annuity Contract to be issued by Nationwide. Nationwide received your written comments to Pre-Effective Amendment No. 1 on October 17, 2019. Each comment is restated below and is followed by Nationwide’s response. Pre-Effective Amendment No. 2 reflects changes based on your October 17, 2019 written comments and Nationwide’s responses thereto, and includes other miscellaneous disclosure changes. We will provide you with courtesy copies of this response letter, as well as the “marked” prospectus, via email.

*    *    *

General

1.

Please confirm that all missing information, including the financial statements and all exhibits, will be filed in a pre-effective amendment to the registration statement. We may have further comments when you supply the omitted information.

Response. The financial statements and accompanying information required under Item 11, and any required exhibit not currently attached will be attached in a subsequent pre-effective amendment.

2.

Supplementally, please inform us whether there are any types of guarantees or support agreements with third parties to support any Contract features or benefits, or whether Nationwide will be solely responsible for any benefits or features associated with the Contract.

Response. Nationwide is solely responsible for the benefits and features of the Contract.

3.	The prospectus should include a detailed table of contents in either the inside cover page or the back cover page (See Reg S-K §502(b)).

Response. We updated the table of contents to comply with Reg S-K Item 502(a). Specifically, we included a specific listing of the risk factors.

Cover Page

General comments:

4.

Please revise the cover page to focus on how gains and losses are reflected in the Contract rather than focusing on defined terms. For example, the third paragraph mentions half a dozen defined terms, without providing any sense of what they are, other than to say they affect how earnings are applied. On page 29, the prospectus discloses that one of these factors, the Strategy Spread, is actually an explicit fee that is charged either as a percentage of Contract value at the end of a Strategy Term or as a percentage of amounts withdrawn before the end of a Strategy Term. Rather than just listing factors, including the ones that are intuitive (such as Strategy and Strategy Term), we believe effective cover page disclosure should focus on the factors that may not be intuitive to the average investor. Solely by way of example, plain English cover page disclosure covering these points could consist of language to the following effect (including language we believe you should consider putting in bold):

Gains or losses reflected in your Contract’s value, which are based on the performance of a particular investment option, are determined over the course of a period of time referred to as a Strategy Term. The amounts of these gains or losses depend on several factors. Aside from the level of downside protection you choose, one such factor is a multiplier, referred to as a “Participation Rate,” that we apply to the performance of a Strategy in determining gains and losses attributable to your Contract value. This factor may be more than 100%, which can amplify those gains or losses, but it can also be as little as 5%, providing little participation in any change in the Index. Another factor is a fee we charge, referred to as a “Strategy Spread,” that is assessed either as a percentage of Contract value at the end of a Strategy Term or as a percentage of a withdrawal taken at the end of the term. This fee can result in a negative adjustment to your Contract value even if the value of the Index in your chosen Strategy has increased at the time the fee is assessed.

Response. We made significant revisions to the cover page to address this comment. Please see the revised cover page of the prospectus filed with Pre-Effective Amendment No. 2.

5.

Like the paragraph immediately preceding the listing of indices on the cover page, the three paragraphs and two bullet points following that listing has far too many definitions and is far too complicated for cover page disclosure. In addition, the crucial point missing from these paragraphs, dealing with preferred vs non preferred withdrawals, is any indication of when a withdrawal is preferred or non-preferred.

In place of these three paragraphs and two bullet points, please provide plain English disclosure that: (a) summarizes only in very concise terms what the consequences of a non-preferred withdrawal are, and (b) summarizes briefly when a withdrawal is deemed to be non-preferred. Since a non-preferred withdrawal can result in the chosen level of protection not being applied, please consider highlighting that risk in bold. Solely by way of example, brief plain English cover page disclosure covering these points could consist of language to the following effect:

Gains or losses based on the performance of a particular investment option are determined over the course of a period of time referred to as a Strategy Term. Amounts of any withdrawal taken – other than at the end of a Strategy Term – that exceed a certain percentage of total Contract value, when aggregated with all previous withdrawals, result in less gain being credited and in less downside protection offered to Contract value than withdrawals that don’t exceed that percentage. This means that these “excess” withdrawals – referred to in this prospectus as “Non-Preferred” withdrawals can expose the Contract owner to greater losses than would be incurred if the level of protection chosen by the Contract owner were to apply.

The key point with this comment and the previous comment is that cover page disclosure should provide very brief plain English disclosure that doesn’t depend on defined terms to convey what is intended.

Response. We made significant revisions to the cover page to address this comment. Please see the revised cover page of the prospectus filed with Pre-Effective Amendment No. 2.

Specific comments:

In revising the cover page, please also consider the following:

6.

On page 5, you identify 24 different “Strategies” offered under the Contract by the Index, Strategy Term, and Protection Level. Please reconcile the disclosure with the second paragraph which refers only to market indexes and levels of protection against loss when defining the term “Strategies.”

Response. The sentence in the second paragraph of the cover page, “You may select one or more investment options, each linking to the performance of a specific market index and including a defined level of protection against loss” is a general lead-in to the high-level cover page description of the Strategies and other crediting factors applicable to the Strategies. It is not intended to be a complete description of the Strategies or to cover all crediting factors. In the revised cover page, this sentence is followed by a plain English description of all the crediting factors applicable to the Strategies.

7.

Please replace “earnings” in the third paragraph with another term, such as “gains or losses,” since earnings usually connote positive income whereas the prospectus describes “earnings” as “positive, negative, or equal to zero.” In addition, please repeat here in bold the warning in the summary than the investor should understand he or she may lose money with this investment and that losses may be substantial.

Response. We made significant revisions to the cover page. To address this comment, the new fifth paragraph on the cover page is as follows:

Your Contract will gain or lose value based on the performance of your Strategies. Your gains and losses depend on the application of important factors that make up the Strategy. In addition to the linked index, the length of the Strategy Term, and the defined downside protection, these factors include a “Participation Rate” and “Strategy Spread.”

Additionally, we included a new fourteenth paragraph in bold on the cover page, as follows:

You should understand that while the Contract provides some protection against loss, you can lose money under the Contract. It is possible to lose a substantial amount of your principal investment. You should not buy the Contract if you are not willing to assume the risks associated with the Contract. See “Risk Factors” beginning on page 19.

8.	Please clarify that the Contract does not represent an investment in the Index, the stocks or bonds included in an Index, or any other assets.

Response. We included a new fifteenth paragraph on the cover page, as follows:

An investment in a Strategy does not represent an investment in the linked index or any securities or other assets included in the linked index.

Defined Terms

9.	Please relocate the Defined Terms section to after the Summary and Risk Factors discussion. (See Reg S-K §503(c)).

Response. For the following reasons, Nationwide respectfully requests to keep the Defined Terms section in its current location preceding the Summary section.

First, virtually all (if not all) registration statements for similar products filed on Form S-1 include the glossary prior to the Summary and Risk Factor sections, despite the requirements of Item 105 of Regulation S-K (formerly Item 503(c)).

Second, the glossary is an essential tool for an investor when reviewing a prospectus for a registered insurance product, which generally isn’t the case for an investor reviewing a prospectus for a stock or bond offering. As such, with respect to a prospectus for an insurance product, the glossary’s placement should facilitate easy cross referencing, and the most logical placement is immediately following the table of contents.

Third, while Form N-4 is not the applicable registration form for this product, it is specifically tailored for an insurance product, and therefore reflects the SEC’s policy decisions with respect to the location of a glossary. Form N-4 currently provides that the glossary must immediately proceed the cover page (“Items 1 [cover page], 2 [definitions], 3 [synopsis], and 4(a) [condensed financial information] must be in numerical order in the prospectus and may not be preceded or separated by any other item.”). Moreover, the instructions to the proposed amended Form N-4 provide:

“Organize the information in the prospectus and SAI to make it easy for investors to understand. . . . [D] is close the information required by Item 2 (Overview of the Contract) and Item 3 (Key Information), and Item 4 (Fee Table) in numerical order at the front of the prospectus. Do not precede Items 2, 3, and 4 with any other Item except the Cover Page (Item 1), a glossary, if any (General Instruction C.3.(d)), or a table of contents meeting the requirements of rule 481(c) under the Securities Act [17 CFR 230.481(c)].” (emphasis added).

Accordingly, in the context of this product, requiring the glossary to appear after the risk factors section would be inconsistent with past policy decisions of the SEC specifically related to the location of a glossary in a prospectus for an insurance product.

10.	Please clarify that the Gross Withdrawal will reflect the Cash Withdrawal, as well as any CDSCs, taxes, and the MVA.

Response. We revised the definition of Gross Withdrawal, as follows (emphasis added):

Gross Withdrawal - A value that we calculate each time you take a partial withdrawal or full surrender representing the impact of the withdrawal. When you take a partial withdrawal or full surrender, the Gross Withdrawal equals the reduction in your Modified Contract Value and related Modified Strategy Value. A Gross Withdrawal equals the related Cash Withdrawal plus any applicable CDSC and deducted taxes, and minus any applicable MVA (which can be positive or negative).

11.

In the definition of “Market Value Adjustment,” you refer to the “MVA Period” which is not defined. We note that “MVA Period” is used several times throughout the prospectus, particularly in the sample calculations. Please revise.

Response. We added a definition for MVA Period, as follows:

MVA Period - The period of time during which Nationwide may apply the MVA to partial withdrawals and a full surrender. The MVA Period begins on the Date of Issue and ends after the sixth Contract Year.

12.

The definitions of Modified Contract Value and Modified Strategy Value appear to define values that relate to Interim Strategy Value. To avoid confusion, consider using the word “Interim” instead of “Modified.”

Response. The Modified Contract Value and Modified Strategy Value are not solely interim values. To clarify, we updated the definition of Modified Strategy Value, as follows (emphasis added):

Modified Strategy Value - The maximum Gross Withdrawal that may be taken from a Strategy as of a given date during a Strategy Term. On a Strategy Term End Date, the Modified Strategy Value is equal to your Strategy Value plus any Term Strategy Earnings. On any day other than the Strategy Term End Date, the Modified Strategy Value is equal to your Strategy Value plus any Interim Strategy Earnings that would be applied if you withdrew your entire Strategy Value.

13.	In the definition of “Non-Preferred Withdrawal,” please clarify that withdrawals may also be subject to taxes and penalties depending on the age of the annuitant.

Response. We revised the definitions of “Non-Preferred Withdrawal” and “Preferred Withdrawal,” as follows (emphasis added):

Non-Preferred Withdrawal - Any portion of a Gross Withdrawal from the Contract that is in excess of the Remaining Preferred Withdrawal Amount. Interim Strategy Earnings for a Non-Preferred Withdrawal are calculated using the Non-Preferred Strategy Earnings Percentage (or NSEP). Non-Preferred Withdrawals may also be subject to CDSCs and MVAs. All or a portion of any withdrawal may be subject to federal income taxes, and Contract Owners taking withdrawals before age 59 1⁄2 may be subject to a 10% penalty tax.

Preferred Withdrawal - Any portion of a Gross Withdrawal from the Contract that is less than or equal to the Remaining Preferred Withdrawal Amount. Preferred Withdrawals are not subject to any CDSC or MVA. In addition, Interim Strategy Earnings for a Preferred Withdrawal are calculated using the Strategy Earnings Percentage (SEP). All or a portion of any withdrawal may be subject to federal income taxes, and Contract Owners taking withdrawals before age 59 1⁄2 may be subject to a 10% penalty tax.

14.	In the definition of “Non-Preferred Withdrawal Adjustment Percentage,” please use the defined term “NSEP” in the second sentence.

Response. We revised the definition of “Non-Preferred Withdrawal Adjustment Percentage,” as follows (emphasis added):

Non-Preferred Withdrawal Adjustment Percentage – A percent that can reduce your Interim Strategy Earnings if you take a Non-Preferred Withdrawal. It is part of the NSEP calculation.

15.	Please clarify that the “SEP IRA” is unrelated to the defined term “SEP” (Strategy Earnings Percentage).

Response. We revised the definition of “SEP IRA,” as follows (emphasis added):

Simplified Employee Pension (SEP IRA) - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Code. A SEP IRA is unrelated to the Strategy Earnings Percentage (SEP), which is a rate of return used to calculate Strategy Earnings and described throughout this prospectus.

16.

In the definition of “Strategy Earnings,” please clarify whether this number may be negative if the Index decreases in value or if it increases but not enough to offset the application of the Participation Rate and the Strategy Spread. Similarly, in the definition of “Strategy Value,” please clarify whether the value is calculated before reflecting any losses.

Response. We revised the definitions of “Strategy Earnings” and “Strategy Value,” as follows (emphasis added):

Strategy Earnings - The amount applied to a Strategy, including Term Strategy Earnings and/or Interim Strategy Earnings, on a given date or over a period of time. Strategy Earnings may be positive, negative, or equal to zero. Strategy Earnings may be negative when the Index Performance decreases or when the Index Performance increases but does not increase enough to offset the impact of any applicable Strategy Spread.

Strategy Value - The value of a Strategy without taking into account any potential gains or losses caused by future Strategy Earnings.

17.

In the definition of “Strategy Spread,” please clarify that the Strategy Spread, unless set at zero, will reduce the return on the Index that is credited to a Strategy. In addition, please clarify that as an “annualized percentage,” the Spread applied to a Strategy Term of greater than one year will be compounded (e.g., 2% Strategy Spread on a 3 year Strategy will reduce the return credited to the Strategy by 6%).

Response. We revised the definition of “Strategy Spread,” as follows (emphasis added):

Strategy Spread - An annualized percentage used as a deduction in the calculation of a Strategy’s performance. The Strategy Spread, when greater than zero, reduces Strategy Earnings. To calculate the Strategy Spread’s impact at any point in time, it is multiplied by the Elapsed Term (e.g., a 2% Strategy Spread on a 3-year Strategy Term will reduce earnings calculated at the end of the Strategy Term by 6% (subject to the downside protection of the Protection Level)).

Summary

General comment:

18.

As with the cover page, we believe listing out factors determining how gains and losses are credited to Contract value without first providing guidance in plain English does not provide effective disclosure to investors. Instead of posing questions that focus on explaining terms, such as “What are the Crediting Factors” or “How are the

Adjusted Index Performance, Strategy Earnings Percentage and Non-Preferred Strategy Earnings Percentage Calculated,” the summary should frame answers in plain English to questions that focus on how gains or losses in the chosen Index are reflected in Contract value.

A response to these questions should summarize - for a given Strategy, Strategy Term, Protection Level and change in the Index, which is chosen by investors - how the factors that are declared at the start of a Strategy Term operate to convert the Index change into what is reflected in Contract value. These questions should be broken down separately for different scenarios, i.e., at the end of a Strategy Term, before the end of the Term with a Preferred Withdrawal and before the end of the Term with a Non-Preferred Withdrawal. Providing examples along the lines of those provided in the Adjusted Income Percentage section of the Summary would be useful here. References to defined terms, such as Strategy Earnings Percentage, are appropriate to the extent those terms are used later in the prospectus, but should be preceded by a plain English description – in the context of the summary of how changes are reflected in Contract value - of the operation involving the factor or calculation component the term is intended to define.

Separately, these responses should incorporate a more explicit description of why an MVA is applied, how it is applied and a very brief example of how it would affect the crediting of Index changes to Contract value. In addition, to support this summary, we recommend that the responses to the questions of how Index changes are reflected in Contract value under different scenarios be preceded by a response, which is currently in the summary, of how Index changes are calculated in the first place.

This comment is not addressed to the questions at the end of the summary as to the lock in period, options at the end of a Strategy Term, death benefit, annuitization and contact information, or to the questions or to the questions preceding the “What are the Crediting Factors” question.

Response. We made significant revisions to the Summary section to address this comment. Please see the revised Summary section of the prospectus filed with Pre-Effective Amendment No. 2.

Specific Comments on Summary:

Although we are asking you to revise the summary in its entirety, please consider the specific comments below as you make your changes and incorporate responses to the comments where appropriate either in the summary, in the body of the prospectus, or in both locations.

19.	The Summary should include a description of the CDSCs, currently located on page 39, and the schedule of Preferred Withdrawal percentages, currently located on page 28.

Response. The Preferred Withdrawal Percentages were added to the new “When is a withdrawal a Preferred Withdrawal or Non-Preferred Withdrawal, and what is the difference?” section, as follows:

The table below includes the Preferred Withdrawal Percentages under the Contract. As reflected in the table, the Preferred Withdrawal Percentage increases from 7.00% to 10.00% after you have completed six Contract Years.

Number of Completed Contract Years	Preferred Withdrawal Percentage
0	7.00%
1	7.00%
2	7.00%
3	7.00%
4	7.00%
5	7.00%
6+	10.00%

Also, we added the following section to the Summary:

How and why are Contingent Deferred Sales Charges (CDSCs) and Market Value Adjustments (MVAs) applied to Non-Preferred Withdrawals?

Contingent Deferred Sales Charges. During the first six Contract Years, if you take a Non-Preferred Withdrawal (including at the end of a Strategy Term), the Non-Preferred Withdrawal will be subject to a CDSC. After the sixth Contract Year, no withdrawals are subject to CDSCs. CDSCs are not subject to any downside protection under the Contract and are in addition to any applicable MVA.

The Contract is designed to be a long-term investment. We charge the CDSC during the first six Contract Years to offset costs associated with the distribution of the Contract.

When a CDSC is imposed, the charge will equal the applicable “CDSC Percentage” multiplied by the dollar amount of the Non-Preferred Withdrawal. The CDSC Percentage will depend on the number of Contract Years you have completed when you take a Non-Preferred Withdrawal. The CDSC Percentage schedule is set forth below. The CDSC Percentage schedule starts at 6.00% and declines with each completed Contract Year until it reaches 0% after six completed Contract Years.

Number of Completed Contract Years	CDSC Percentage
0	6.00%
1	5.00%
2	4.00%
3	3.00%
4	2.00%
5	1.00%
6+	0.00%

There are circumstances under which a CDSC may be waived. See “Waiver or Reduction of the CDSC or MVA” and “Increase in Remaining Preferred Withdrawal Amount after a Long-Term Care and Terminal Illness or Injury (CDSC and MVA Waiver).”

Market Value Adjustments. During the first six Contract Years, if you take a Non-Preferred Withdrawal (including at the end of a Strategy Term), the Non-Preferred Withdrawal will be subject to an MVA. After the sixth Contract Year, no withdrawals are subject to MVAs. MVAs may be positive or negative. Negative MVAs are not subject to any downside protection under the Contract and are in addition to any applicable CDSC.

The Contract is designed to be a long-term investment. When you take a withdrawal, we may be required to liquidate interest rate sensitive fixed-income assets that we hold in order to satisfy our payment obligations under the Contract. The MVA is intended to approximate, without duplicating, our investment experience when we liquidate those assets. When interest rates have increased, the MVA will be negative. Conversely, when interest rates have decreased, the MVA will be positive.

When an MVA is imposed, the MVA will equal the calculated “MVA Factor” multiplied by the dollar amount of the Non-Preferred Withdrawal. See “Contingent Deferred Sales Charges and Market Value Adjustment—Market Value Adjustment” for an explanation of how we calculate the MVA Factor, as well as “Appendix E: MVA Examples” for examples of how we calculate an MVA.

There are circumstances under which an MVA may be waived. See “Waiver or Reduction of the CDSC or MVA” and “Increase in Remaining Preferred Withdrawal Amount after a Long-Term Care and Terminal Illness or Injury (CDSC and MVA Waiver).”

Example Impact of CDSC and Negative MVA. If applicable, a CDSC and negative MVA will reduce your return on the Contract (perhaps significantly). For example, assume that you take a $1,000 Non-Preferred Withdrawal. Further, assume a 6% CDSC and a 3% negative MVA. In addition to the $1,000 withdrawal, an additional $90 would be deducted from the value of your Contract as a result of the CDSC and the MVA (i.e., (6% x $1,000) + (3% x $1,000) = $90). The CDSC and MVA are applied independently of any Strategy Earnings that may be applied to your Contract, either on a Strategy Term End Date or upon taking a Non-Preferred Withdrawal prior to a Strategy Term End Date.

What is the purpose of the Contract? (p. 4)

20.

Please clarify whether there are any fees and charges applicable to the Contract other than the CDSCs and the MVA. For example, is there a charge for transferring funds from one Strategy to another at the end of a Strategy Term? Would you consider the Strategy Spread an annual fee, and if not, why?

Response. There are no fees or charges applicable to the Contract other than the CDSC and MVA. For the reasons set forth below, Nationwide does not consider the Strategy Spread to be an annual fee.

The guarantees and values calculated under the Contract are determined by formulas. The Strategy Spread, like the Index Performance, Participation Rate and Protection Level, is a factor used in a formula to calculate the guarantees and values under the Contract. Sometimes, similar to a fee, the Strategy Spread’s impact results in reduced gains or increased losses. However, sometimes the Strategy Spread has no impact on gains or losses. When calculating gains or losses at the end of a Strategy Term or for a Preferred Withdrawal, if the performance of the Index (after it is multiplied by the Participation Rate) is less than the downside protection of the Protection Level, the deduction of the Strategy Spread has no impact on the Contract Owner. This is because losses (or, no gains when the Strategy has a 100% Protection Level) at the end of a Strategy Term or for a Preferred Withdrawal will never be less than the downside protection of the Protection Level. When the Strategy Spread is deducted as part of the calculation, it does not increase the losses (or, cause a loss when the Strategy has a 100% Protection Level) below the downside protection of the Protection Level.

In contrast, if the Strategy Spread were a fee, it would always have an impact and would increase the losses so that the losses exceeded the downside protection of the Protection Level or cause a loss when a Strategy had a 100% Protection Level. For example, the CDSC is a fee under the Contract, and it is deducted from a withdrawal after any gain or loss is calculated, and when applicable, is deducted regardless of whether a loss exceeds the downside protection of the Protection Level.

To note, when a contract owner takes a Non-Preferred Withdrawal under certain scenarios, it is possible for the Strategy Spread to reduce earnings below the downside protection of the Protection Level. However, the deduction of the Strategy Spread will never increase losses below the maximum amount of loss provided by a Strategy’s Protection Level and the Non-Preferred Withdrawal Adjustment Percentage.

21.	In the first paragraph:

a.	Please clarify that each Strategy will be subject to both a Participation Rate and the Strategy Spread which will limit upside gains in the reference Index that are credited to the Strategy.

Response. We added the following paragraph to the “What is the purpose of the Contract?” section, as follows:

Each Strategy includes a defined level of downside protection that limits the amount of loss you can experience during a strategy term. We refer to this defined downside protection as a “Protection Level.” Each strategy also includes a percentage that determines the proportion of the index performance you receive over the course of a strategy term, which is referred to as a “Participation Rate.” Some strategies also have an annualized percentage that is deducted from earnings called a “Strategy Spread.”

b.	Please revise the fifth sentence to use a term other than “Strategy Earnings” to describe any positive or negative credits applied for a Strategy Term since negative “Earnings” are losses.

Response. We revised the fourth and fifth sentences of the first paragraph of the “What is the purpose of the Contract?” section, as follows (emphasis added):

The value of your Contract will increase or decrease depending on the amount of earnings that we credit to your Contract. When earnings are credited to your contract you may experience a gain or a loss depending on whether the earnings are positive or negative.

c.	Please move the discussion of withdrawals beginning in the sixth sentence to the second paragraph which also discusses withdrawals.

Response. The discussion of withdrawals now begins in the third paragraph, which is as follows:

You may access your money at any time prior to annuitization by taking partial withdrawals or fully surrendering your Contract. When you take a withdrawal or full surrender, you are withdrawing a portion or all of the value of your investment(s) in one or more Strategies, which is referred to as your “Strategy Value(s).” The Contract allows you to take a certain amount of “preferred” withdrawals on an annual basis. Withdrawals in excess of the permissible amount of preferred withdrawals are referred to as “Non-Preferred Withdrawals.” When you take a preferred withdrawal, we will calculate your earnings in the same manner as we calculate your earnings at the end of a Strategy Term. This manner for calculating earnings is generally more advantageous than when we calculate earnings for non-preferred withdrawals.

22.

In the second paragraph, please clarify that portions of a full surrender may be subject to CDSCs and the MVA for the first six years of the Contract. In addition, all withdrawals may also be subject to taxes and penalties.

Response. We added a new fourth paragraph, as follows:

Non-preferred withdrawals taken in the first six years of the Contract are subject to contingent deferred sales charges and may be subject to a negative market value adjustment, both of which will negatively impact the performance of your Contract. All or a portion of any withdrawal may be subject to federal income taxes, and Contract Owners taking withdrawals before age 59 1⁄2 may be subject to a 10% penalty tax.

What are the investment options under the Contract? (p. 5)

23.	At the end of the first paragraph, please clarify whether there is a minimum dollar amount that must be invested in a particular Strategy.

Response. We revised the first paragraph of the “What are the investment options under the Contract?” section, as follows (emphasis added):

What are the investment options under the Contract? You may allocate your money under the Contract to one or more of the index-linked Strategies that are available for investment under the Contract. If you are simultaneously invested in the same Strategy for Strategy Terms that began on different dates, those investments will be considered separate Strategies. You may be invested in no more than five Strategies at any given time. There is no minimum dollar amount that can be allocated to a Strategy. Allocations to Strategies must be in whole percentages.

24.

In the footnote to the list of Strategies, please clarify that the Participation Rate and Strategy Spread work in tandem to reduce any upside gain in the reference Index that is credited to a Strategy segment at the end of the Strategy Term.

Response. We revised the footnote to the list of Strategies, as follows (emphasis added):

* See “What are the Crediting Factors for a Strategy?” for information on the Participation Rate and Strategy Spread for each Strategy. Each Strategy has its own Minimum Participation Rate that will never be less than 5%, and each Strategy has its own Maximum Strategy Spread that will never be greater than the initial Strategy Spread identified in your Contract at the Date of Issue plus 2%. When a Strategy has both a Participation Rate less than 100% and a Strategy Spread greater than zero, the Participation Rate and Strategy Spread combine to reduce gains when Index Performance is positive. Additionally, when a Strategy has both a Participation Rate greater than 100% and a Strategy Spread greater than zero, the Participation Rate and Strategy Spread combine to increase losses when Index Performance is negative.

What are the Crediting Factors for a Strategy? (pp. 5-6)

25.	In the first paragraph under this heading, please disclose that a decrease in the Participation Rate or an increase in the Strategy Spread will lower potential returns.

Response. We revised the section name, “What are the Crediting Factors for a Strategy?” to “What factors will affect my investment gains and losses under the Contract?” We added a new second paragraph in the, “What factors will affect my investment gains and losses under the Contract?” section, as follows:

Any decrease to a Strategy’s Participation Rate in a future Strategy Term will lower future gains when the Index Performance is positive and lessen future losses when Index Performance is negative, while an increase to the

Participation Rate will increase future losses when the Index Performance is negative and increase future gains when Index Performance is positive. Any increase to a Strategy’s Strategy Spread in a future Strategy Term will lower future gains when the Index Performance is positive and increase future losses when the Index Performance is negative.

Index (p. 6):

26.

Please clarify whether the Index return credited to a Strategy includes any income from dividends. If dividends are not included in the Index’s return, please disclose that this will lower a Strategy’s returns, particularly over the course of time.

Response. As a result of comment 58, we moved the detailed index disclosure to the “Crediting Factors – Indexes” section of the prospectus. Since we are no longer including detailed disclosure applicable to each index in the Summary or Risk Factors sections, we are not addressing which indexes do not include dividend income in the Summary section. We are including a general disclosure statement and a cross-reference to the “Crediting Factors – Indexes” section where this information will be disclosed for each Index.

Please note that we’ve disclosed in the “Crediting Factors – Indexes” section that dividends are not included for both the S&P 500 Index and MSCI EAFE Index. The NYSE Zebra Edge Index does include dividend income so we did not include this disclosure for the NYSE Zebra Edge Index. The J.P. Morgan Mozaic II Index references futures and futures do not pay dividends, so we did not include disclosure related to dividends for the J.P. Morgan Mozaic II Index.

We added the following paragraph in the “Index” subsection of the “What factors will affect my investment gains and losses under the Contract?” section:

Certain Indexes available under this Contract do not include income from any dividends paid by component companies. The exclusion of dividends from an Index will lower the Index Performance, particularly over the course of time. Certain Indexes are comprised of foreign issuers and include exchange rate methodologies that may lower a Strategy’s returns. See “Crediting Factors – Indexes.

27.	For an Index with foreign issuers, please clarify whether any exchange rate adjustment is made to the Index.

Response. As a result of comment 58, we moved the detailed index disclosure to the “Crediting Factors – Indexes” section of the prospectus. Since we are no longer including detailed disclosure applicable to each index in the Summary or Risk Factors sections, we are not addressing whether any exchange rate adjustment is made to an Index in the Summary section. We are including a general disclosure statement and a cross-reference to the “Crediting Factors – Indexes” section where this information will be disclosed for each Index.

We added the following paragraph in the “Index” subsection of the “What factors will affect my investment gains and losses under the Contract?” section:

Certain Indexes available under this Contract do not include income from any dividends paid by component companies. The exclusion of dividends from an Index will lower the Index Performance, particularly over the course of time. Certain Indexes are comprised of foreign issuers and include exchange rate methodologies that may lower a Strategy’s returns. See “Crediting Factors – Indexes.

28.

Please clarify what it means to calculate return on a “point-to-point basis.” For a Strategy with a 3 year term, clarify whether interest is not credited until the end of the term or whether there is an annual reset.

Response. We added new second, third, and fourth paragraphs to the “Index” subsection of the “What factors will affect my investment gains and losses under the Contract?” section, as follows (emphasis added):

We calculate the Index Performance on a point-to-point basis, which is done by comparing:

(a)	The value of the Index on the first day of the Strategy Term (the “Strategy Term Start Date”) to

(b)

The value of the Index on a specific future date during the Strategy Term, which could be the last day of the Strategy Term (the “Strategy Term End Date”) or any date prior to the Strategy Term End Date on which you take a withdrawal.

The result of this comparison will be the percentage change in the value of the Index between those two points in time. We refer to that change as the “Index Performance.” For example, if the Index Value on the first and last day of a Strategy Term equals 1,000 and 1,100, respectively, the Index Performance between those two dates equals +10% (i.e., (10% = (1,100 – 1,000) / 1000). Conversely, if the Index Value on the first and last day of a Strategy Term equals 1,000 and 900, respectively, the Index Performance between those two dates equals -10% (i.e., -10% = (900 –1,000) / 1000).

Because we calculate Index Performance by comparing the value of the Index between two specific points in time, Index Performance may be negative or flat even if the Index performed positively for certain time periods between those two specific points in time. This is true even for Strategies with Strategy Terms longer than one year.

Protection Level (p.6):

29.	Please clarify that your principal is protected to defined protection levels only if it is not withdrawn as a non-preferred withdrawal.

Response. We added new second and third paragraphs to the “Protection Level” subsection of the “What factors will affect my investment gains and losses under the Contract?” section, as follows:

The Protection Level only applies when we apply Strategy Earnings to your Contract at the end of a Strategy Term or when you take a Preferred Withdrawal prior to the end of a Strategy Term. Even when the Protection Level applies, unless the Protection Level is 100%, the Protection Level provides only limited protection against loss.

The Protection Level’s defined downside protection does not apply to a Non-Preferred Withdrawal. There is some downside protection provided for Non-Preferred Withdrawals, but the Protection Level’s defined downside protection may be reduced by certain negative adjustments associated with the Non-Preferred Withdrawal. This means that your risk of loss increases when you take a Non-Preferred Withdrawal prior to the end of a Strategy Term.

30.

Please clarify that the indexed annuity carries a risk of principal loss because of adjustments and charges that are imposed where there are non-preferred withdrawals, these withdrawals can result in a loss of principal even if the Index performance has been positive.

Response. We added a new fourth paragraph to the “Protection Level” subsection of the “What factors will affect my investment gains and losses under the Contract?” section, as follows:

It is possible to lose a substantial amount of your principal investment under this Contract. The CDSC and MVA may also result in a loss of principal and related earnings if you take a Non-Preferred Withdrawal from your Contract during the first six Contract Years. This risk exists even if you are invested in a Strategy with an Index that is performing positively as of the date of your withdrawal.

Participation Rate (p.6):

31.	Please clarify the type of notice a Contract owner will receive with regard to the declaration of a new Participation Rate. Please also note how and when the notice will be sent.

Response. We added a new section to the Summary called, “How do I know what the Crediting Factors are for a Strategy that I want to invest in?” In this section we included the following:

Before purchasing this Contract, you should contact the Solutions Center or your financial representative for information on the available Strategies and the current Participation Rates and Strategy Spreads. For existing contract owners, at least 30 days prior to the end of the Strategy Term, we will send you a notice stating (i) the Strategies that will be available for investment at the end of the Strategy Term, (ii) their respective Crediting Factors, including the Participation Rate and Strategy Spread that we declared for the upcoming Strategy Term, and (iii) how to communicate your instructions to us regarding what to do with your money invested in the maturing Strategy.

32.	Will the Participation Rate be the same for all Contracts owners who choose the same Strategy?

Response. No, as described in the “General” subsection of the “Crediting Factors” section, a Strategy’s Participation Rate for a particular Strategy Term may be different for newly issued Contracts than for existing Contracts. We revised the second paragraph of the “Participation Rate” subsection of the “What factors will affect my investment gains and losses under the Contract?” section, as follows (emphasis added):

We declare a new Participation Rate at the start of each Strategy Term, which may be different than the prior Participation Rate for the same Strategy. A Participation Rate may be set as low as 5%. A low Participation Rate would cause a Strategy to participate in the performance of the linked index to only a small extent. A Strategy’s Participation Rate for a particular Strategy Term may be different for newly issued Contracts than for existing Contracts.

Strategy Spread (p.6):

33.	Please clarify the type of notice a Contract owner will receive with regard to the declaration of a new Strategy Spread. Please also note when and how the notice will be sent.

Response. We added a new section to the Summary called, “How do I know what the Crediting Factors are for a Strategy that I want to invest in?” In this section we included the following:

Before purchasing this Contract, you should contact the Solutions Center or your financial representative for information on the available Strategies and the current Participation Rates and Strategy Spreads. For existing contract owners, at least 30 days prior to the end of the Strategy Term, we will send you a notice stating (i) the Strategies that will be available for investment at the end of the Strategy Term, (ii) their respective Crediting Factors, including the Participation Rate and Strategy Spread that we declared for the upcoming Strategy Term, and (iii) how to communicate your instructions to us regarding what to do with your money invested in the maturing Strategy.

34.	Will the Strategy Spread be the same for all Contract owners who choose the same Strategy?

Response. No, as described in the “General” subsection of the “Crediting Factors” section, a Strategy’s Strategy Spread for a particular Strategy Term may be different for newly issued Contracts than for existing Contracts. We revised the fourth paragraph of the “Strategy Spread” subsection of the of the “What factors will affect my investment gains and losses under the Contract?” section, as follows (emphasis added):

We declare a new Strategy Spread at the start of each new Strategy Term, which may be different than the prior Strategy Spread for the same Strategy. Each Strategy has its own Maximum Strategy Spread that will never be greater than the initial Strategy Spread plus 2%. A Strategy’s Strategy Spread for a particular Strategy Term may be different for newly issued Contracts than for existing Contracts.

When are Strategy Earnings credited to a Strategy Account? (p. 7)

35.

In the first paragraph of this section, you state “Strategy Earnings take into account the performance of the Strategy’s Index over the course of the entire Strategy Term.” However, we note that the performance of the Index is calculated point-to-point from the start to end dates of a Strategy Term. Please reconcile.

Response. The, “When are Strategy Earnings credited to a Strategy Account?” section has been removed and replaced with new sections as a result of our response to Comment 18. We have added a new “How does the point-to-point calculation of Index Performance impact my gains and losses?” section, as follows:

How does the point-to-point calculation of Index Performance impact my gains and losses? Each Strategy uses a point-to-point calculation to determine the Index Performance. Under a point-to-point calculation, the Index Performance will be the percentage change in the value of the Index between the first day of the Strategy Term and the Strategy Term End Date (unless the Lock-In feature has been exercised). If a withdrawal is taken, the Index Performance will be the percentage change in the value of the Index between the first day of the Strategy Term and the date of the withdrawal (unless the Lock-In feature has been exercised prior to the withdrawal).

Use of a point-to-point calculation results in Index Performance being calculated at a single point in time, even for a Strategy with a three-year Strategy Term. As a result, you may experience negative or flat performance even when the Index experienced gains through some, or most, of the Strategy Term or prior to a withdrawal.

36.

Please highlight that because Strategy Earnings are credited based upon a single date in time, an investor may experience negative or flat performance even though the reference Index applicable to a Strategy experiences gains throughout some or most of the applicable Strategy Term. In addition, please clarify whether the same is true for Strategies with Strategy Term longer than one year.

Response. The, “When are Strategy Earnings credited to a Strategy Account?” section has been removed and replaced with new sections as a result of our response to Comment 18. We have added a new “How does the point-to-point calculation of Index Performance impact my gains and losses?” section, as follows:

How does the point-to-point calculation of Index Performance impact my gains and losses? Each Strategy uses a point-to-point calculation to determine the Index Performance. Under a point-to-point calculation, the Index Performance will be the percentage change in the value of the Index between the first day of the Strategy Term and the Strategy Term End Date (unless the Lock-In feature has been exercised). If a withdrawal is taken, the Index Performance will be the percentage change in the value of the Index between the first day of the Strategy Term and the date of the withdrawal (unless the Lock-In feature has been exercised prior to the withdrawal).

Use of a point-to-point calculation results in Index Performance being calculated at a single point in time, even for a Strategy with a three-year Strategy Term. As a result, you may experience negative or flat performance even when the Index experienced gains through some, or most, of the Strategy Term or prior to a withdrawal.

37.

The last sentence of the first paragraph refers to the substitution of an Index. Please clarify, where appropriate, whether Nationwide has the right to recalculate Index performance from the beginning of a segment using a new Index introduced in the middle of a segment.

Response. The “When are Strategy Earnings credited to a Strategy Account?” section has been removed and replaced with new sections as a result of our response to Comment 18. We have added the following to the new “Index” subsection of the new “What factors will affect my investment gains and losses under the Contract?” section:

●Index Substitution. We calculate Index Performance differently in the event that we substitute an Index. Subject to regulatory approval, we may substitute the Index if the Index is discontinued or if there is a substantial change to the calculation of the Index. If we substitute an Index during a Strategy Term, the Index Performance for the Strategy (unless the Lock-In feature has been exercised) will be equal to the result of compounding the performance of the old index prior to the substitution date and the performance of the new index after the substitution date. This is equal to (1+A) x (1+B) -1 where:

o

A is equal to the percentage change in the value of the old Index between the Strategy Term Start Date (or the first day during the Strategy Term on which the old Index was used, whichever is later) and the value of the Index on the date of substitution; and

o	B is equal to the percentage change in the value of the new Index between the date of substitution and the relevant later date in the Strategy Term.

For example, assume that we substitute the Index for a Strategy on a date during the Strategy Term. Also assume that the Index Performance for the old Index between the Strategy Term Start Date and the substitution date was +10%, and that the Index Performance for the new Index between the substitution date and the Strategy Term End Date was -5%. In this scenario, the Index Performance between the Strategy Term Start Date and the Strategy Term End Date would be +4.5%, i.e. (1+10%) x (1 + -5%) -1.

38.

In the second paragraph, please clarify whether the pro-rata reduction of amounts remaining after a partial withdrawal or full surrender prior to the Strategy Term End Date could reduce those amounts on more than a dollar for dollar basis if the reference Index at the time of withdrawal is below the level at the beginning of the Strategy Term.

Response. As a result of Comment 18, the “When are Strategy Earnings credited to a Strategy Account?” section has been removed and the disclosure this comment addressed is no longer in the Summary section. The concept of the former disclosure is now addressed in both the “How are my gains and losses calculated when I take a Preferred Withdrawal prior to the end of a Strategy Term?” and “How are my gains and losses calculated when I take a Non-Preferred Withdrawal prior to the end of a Strategy Term?” sections. However, we do not believe specific disclosure is needed to address this Comment 38 as all earnings applicable to withdrawals are applied dollar-for-dollar based on the SEP and NSEP calculations.

39.	Please provide an example of the adjustment if a Contract owner exercises the Lock-In feature for a Strategy.

Response. The “When are Strategy Earnings credited to a Strategy Account?” section has been removed and replaced with new sections as a result of our response to Comment 18. We have added the following to the new “Index” subsection of the new “What factors will affect my investment gains and losses under the Contract?” section:

For example, if the Index Value on the Strategy Term Start Date equals 1,000, and then on a given day during the Strategy Term, you lock-in an Index Value of 1,100, your Index Performance will be +10% for the remainder of the Strategy Term. This would be true even if the Index later increases in value above 1,100 or decreases in value below 1,100.

How are Interim Strategy Earnings calculated? (p. 8)

40.

In the first paragraph, please explain why the amount of time that has elapsed during the Strategy Term is a consideration in calculating NSEP. Is this because the Strategy Spread is an annualized percentage?

Response. While it is accurate that the Strategy Spread is annualized percentage and its impact gradually increases over the course of a Strategy Term, the purpose of the disclosure was to explain that the NSEP formula functions to pro-rate (reduce) positive earnings based on when a withdrawal is taken during the Strategy Term. The earlier in the term, the less percentage of positive earnings are applied (when compared to what would be applied under the Strategy Earnings Percentage). As the amount of time elapses in the Term the percentage of positive earnings increases. The amount of time that has elapsed during the Term also impacts the Non-Preferred Withdrawal Adjustment Percentage, if it is applicable. Its impact gradually decreases over the course of a Strategy Term.

However, the “How are Interim Strategy Earnings calculated?” section has been removed and replaced with new sections as a result of our response to Comment 18. As a result, we have a new “How are my gains and losses calculated when I take a Non-Preferred Withdrawal prior to the end of a Strategy Term?” section to address how NSEP functions to pro-rate (reduce) positive earnings based on the amount of time that has elapsed in the Strategy Term, as follows:

How are my gains and losses calculated when I take a Non-Preferred Withdrawal prior to the end of a Strategy Term? If you take a Non-Preferred Withdrawal prior to the end of a Strategy Term, we calculate the Strategy Earnings applied to your Contract using a process that differs (except as otherwise noted below) from the process we would use if you were taking a Preferred Withdrawal.

●	First, we calculate the Index Performance. This is not calculated differently than if you were taking a Preferred Withdrawal.

●	Second, we calculate the Adjusted Index Performance. This too is not calculated differently than if you were taking a Preferred Withdrawal.

●

Third, we calculate your rate of return. For Non-Preferred Withdrawals, we refer to this rate of return as the “Non-Preferred Strategy Earnings Percentage.” Compared to the rate of return called the “Strategy Earnings Percentage” which would apply if you were taking a Preferred Withdrawal, the Non-Preferred Strategy Earnings Percentage operates to reduce gains and potentially increase losses.

When we calculate the Non-Preferred Strategy Earnings Percentage, the calculation proportionately reduces your gains based on the amount of time remaining in the Strategy Term (i.e., any gains are pro-rated). The calculation also may increase losses. Losses may be increased due to the application of the “Non-Preferred Withdrawal Adjustment Percentage,” which reduces your downside protection and exposes you to a greater risk of loss.

The negative impacts of taking a Non-Preferred Withdrawal prior to the end of a Strategy Term can be magnified or reduced depending on the length of the Strategy Term and the amount of time that has elapsed during a Strategy Term. See “Risk Factors – Non-Preferred Withdrawal Risk.”

See “Appendix C: Non-Preferred Strategy Earnings Percentage” for a detailed explanation of how we calculate the Non-Preferred Strategy Earnings Percentage.

●

Fourth, we calculate your gains or losses based on your rate of return. Same as when you take a Preferred Withdrawal, your Strategy Earnings will impact the amount of Strategy Value that we deduct in order to satisfy the Non-Preferred Withdrawal.

41.

In the second paragraph, you state “It is typically more advantageous to calculate earnings using the SEP.” Please clarify why; for example, is it because under the NSEP calculation, losses can exceed the Protection Level? Please also add that Non-Preferred Withdrawals may be subject to CDSCs and the MVA as well as taxes and penalties.

Response. The “How are Interim Strategy Earnings calculated?” section has been removed and replaced with new sections as a result of our response to Comment 18. We added new sections to the Summary to clarify the differences of Preferred Withdrawals and Non-Preferred Withdrawals. The “When is a withdrawal a Preferred Withdrawal or Non-Preferred Withdrawal, and what is the difference?” section was added to provide a general description of the differences of the two types of withdrawals. The “How are my gains and losses calculated when I take a Preferred Withdrawal prior to the end of a Strategy Term?” and “How are my gains and losses calculated when I take a Non-Preferred Withdrawal prior to the end of a Strategy Term?” sections were added to provide a more detailed description of the differences of the SEP and NSEP earnings calculations.

Additionally, we added the “How do Gains and Losses compare for a Preferred Withdrawal and a Non-Preferred Withdrawal based on the same withdrawal assumptions?” In this section, we included the following to address that Non-Preferred Withdrawals may be subject to CDSC and an MVA, and that taxes and penalties may apply:

If taken during the first six Contract Years, the Non-Preferred Withdrawal would also be subject to a contingent deferred sales charge as well as a market value adjustment that may be negative. See “How and why are Contingent Deferred Sales Charges (CDSCs) and Market Value Adjustments (MVAs) applied to Non-Preferred Withdrawals?” below. The table above does not include the reduction in Strategy Value due to such a contingent deferred sales charge or market value adjustment. Contingent deferred sales charges and negative market value adjustments will further reduce the value of your Contract when you take a Non-Preferred Withdrawal (perhaps significantly) and they are not subject to any downside protection under the Contract.

Additionally, all or a portion of any withdrawal may be subject to federal income taxes, and Contract Owners taking withdrawals before age 59 1⁄2 may be subject to a 10% penalty tax.

Non-Preferred Strategy Earnings Percentage (NSEP) (pp. 8-9)

42.	Please revise the third bullet point to clarify that the downside protection provided by the Strategy’s Protection Level will not apply to Non-Preferred Withdrawals.

Response. The “Non-Preferred Strategy Earnings Percentage (NSEP)” section has been removed and replaced with new sections as a result of our response to Comment 18. We have added a new “What is the downside protection when I take a Non-Preferred Withdrawal prior to the end of a Strategy Term?” section. The relevant paragraph of that section to this comment is as follows:

When you take a Non-Preferred Withdrawal prior to the end of a Strategy Term, the defined downside protection provided by the Protection Level does not apply to the Non-Preferred Withdrawal. The Contact still provides downside protection to the withdrawal, but it will be reduced.

43.

Please revise the fourth paragraph (“The most negative the NSEP ...”) to explain why this Strategy is “most negative.” Is this because any losses will be increased by applying the Non-Preferred Withdrawal Adjustment Percentage?

Response. The “Non-Preferred Strategy Earnings Percentage (NSEP)” section has been removed and replaced with new sections as a result of our response to Comment 18. We have added a new “What is the downside protection when I take a Non-Preferred Withdrawal prior to the end of a Strategy Term?” section. The relevant paragraphs of that section to this comment are as follows:

When you take a Non-Preferred Withdrawal prior to the end of a Strategy Term, the defined downside protection provided by the Protection Level does not apply to the Non-Preferred Withdrawal. The Contract still provides downside protection to the withdrawal, but the downside protection is reduced.

For comparison purposes, when you take a Preferred Withdrawal prior to the end of a Strategy Term, your rate of return will be no lower than the Protection Level minus 100%. For example, if your Strategy has a 90% Protection Level, your rate of return will be no lower than -10%. When you take a Non-Preferred Withdrawal prior to the end of a Strategy Term, your rate of return will be no lower than the Protection Level minus 100%, minus an additional amount related to the Non-Preferred Withdrawal Adjustment Percentage. The Non-Preferred Withdrawal Adjustment Percentage therefore operates to reduce your downside protection when you take a Non-Preferred Withdrawal prior to the Strategy Term End Date.

44.

Please disclose the purpose of the Non-Preferred Withdrawal Adjustment Percentage and confirm that it is 2% for all Strategies. In addition, please disclose that it is annualized so for a Strategy with a three-year Strategy Term, there may be as much as a 6% greater loss than the amount of downside protection provided by the Strategy’s Protection Level.

Response. The “Non-Preferred Strategy Earnings Percentage (NSEP)” section has been removed and replaced with new sections as a result of our response to Comment 18. We have added a new “What is the downside protection when I take a Non-Preferred Withdrawal prior to the end of a Strategy Term?” section. It addresses the items in this Comment 44 and provides a cross reference to the “Calculation of Strategy Earnings – Non-Preferred Withdrawal Adjustment Percentage” section in the body of the prospectus which describes the purpose of the Non-Preferred Withdrawal Adjustment Percentage.

The relevant paragraphs of the “What is the downside protection when I take a Non-Preferred Withdrawal prior to the end of a Strategy Term?” section are as follows:

The Non-Preferred Withdrawal Adjustment Percentage for all Strategies is 2% on an annualized basis. See “Calculation of Strategy Earnings – Non-Preferred Withdrawal Adjustment Percentage” for more information on the purpose of the Non-Preferred Withdrawal Adjustment Percentage.

And:

Because the Non-Preferred Withdrawal Percentage is annualized, its impact is magnified for Strategy Terms longer than one year.

For example, assuming a three-year Strategy Term and a Protection Level of 90%:

●

If you took a Non-Preferred Withdrawal on the first day of the Strategy Term, the lowest possible rate of return related to the withdrawal would be -16%, meaning that you could realize a 6% greater loss than otherwise permitted by the Protection Level.

●

If you took a Non-Preferred Withdrawal at the midpoint of the Strategy Term, the lowest possible rate of return related to the withdrawal would be -13%, meaning that you could realize a 3% greater loss than otherwise permitted by the Protection Level.

●

If you took a Non-Preferred Withdrawal on the day prior to the Strategy Term End Date, the lowest possible rate related to the withdrawal would be -10.005%, meaning that you could realize a 0.005% greater loss than otherwise permitted by the Protection Level.

We also added the following to the “Calculation of Strategy Earnings – Non-Preferred Withdrawal Adjustment Percentage” section in the body of the prospectus:

We buy various assets to support our obligation to pay the strategy earnings under the contract. When you take a withdrawal before a Strategy’s Strategy Term End Date, we may realize costs associated with changes in the market value of these assets and any unamortized expenses from purchasing these assets. We use the Non-Preferred Withdrawal Adjustment Percentage, when applicable, to take into account the approximate current market value of assets in tandem with the unamortized cost of the purchase of these assets.

45.	Please clarify whether the Non-Preferred Adjustment Percentage is applied in addition to the MVA and any CDSCs.

Response. The “Non-Preferred Strategy Earnings Percentage (NSEP)” section has been removed and replaced with new sections as a result of our response to Comment 18. We have added a new “What is the downside protection when I take a Non-Preferred Withdrawal prior to the end of a Strategy Term?” section. The relevant paragraph of that section to this comment is as follows:

You should understand that any reduced downside protection associated with Non-Preferred Withdrawals is in addition to any applicable contingent deferred sales charges or negative market value adjustments.

46.	In the sixth paragraph, please explain why the potential impact of the Non-Preferred Withdrawal Adjustment Percentage decreases over time.

Response. The “Non-Preferred Strategy Earnings Percentage (NSEP)” section has been removed and replaced with new sections as a result of our response to Comment 18. We have added a new “What is the downside protection when I take a Non-Preferred Withdrawal prior to the end of a Strategy Term?” section. The relevant paragraphs of that section to this comment are as follows:

The negative impact of the Non-Preferred Withdrawal Adjustment Percentage on downside protection decreases as the Strategy Term elapses. This is because the impact of the Non-Preferred Withdrawal Adjustment Percentage is calculated by multiplying the Non-Preferred Withdrawal Adjustment Percentage by a factor that decreases as time elapses, nearly reaching zero on the day prior to the Strategy Term End Date. At the beginning of the Strategy Term, the impact of Non-Preferred Withdrawal Adjustment Percentage is at its greatest, resulting in the least possible downside protection. On the day prior to the Strategy Term End Date, the impact of the Non-Preferred Withdrawal Adjustment Percentage is at its least, only slightly decreasing your downside protection that would otherwise apply under the Protection Level.

For example, assuming a one-year Strategy Term and a Protection Level of 90%:

●

If you took a Non-Preferred Withdrawal on the first day of the Strategy Term, the lowest possible rate of return related to the withdrawal would be -12%, meaning that you could realize a 2% greater loss than otherwise permitted by the Protection Level.

●

If you took a Non-Preferred Withdrawal at the midpoint of the Strategy Term, the lowest possible rate of return related to the withdrawal would be -11%, meaning that you could realize a 1% greater loss than otherwise permitted by the Protection Level.

●

If you took a Non-Preferred Withdrawal on the day prior to the Strategy Term End Date, the lowest possible rate of return related to the withdrawal would be -10.005%, meaning that you could realize a 0.005% greater loss than otherwise permitted by the Protection Level.

Because the Non-Preferred Withdrawal Percentage is annualized, its impact is magnified for Strategy Terms longer than one year.

For example, assuming a three-year Strategy Term and a Protection Level of 90%:

●

If you took a Non-Preferred Withdrawal on the first day of the Strategy Term, the lowest possible rate of return related to the withdrawal would be -16%, meaning that you could realize a 6% greater loss than otherwise permitted by the Protection Level.

●

If you took a Non-Preferred Withdrawal at the midpoint of the Strategy Term, the lowest possible rate of return related to the withdrawal would be -13%, meaning that you could realize a 3% greater loss than otherwise permitted by the Protection Level.

●

If you took a Non-Preferred Withdrawal on the day prior to the Strategy Term End Date, the lowest possible rate related to the withdrawal would be -10.005%, meaning that you could realize a 0.005% greater loss than otherwise permitted by the Protection Level.

How is the Index Performance calculated? (p.9)

47.	In the third paragraph, please clarify that the performance is adjusted if there are withdrawals during the Strategy Term.

Response. The “How is the Index Performance calculated?” section has been removed and replaced with a new “How does the point-to-point calculation of Index Performance impact my gains and losses?” section as a result of our response to Comment 18. We did not address Comment 47 in the “How does the point-to-point calculation of Index Performance impact my gains and losses?” section as we believe it is more appropriately addressed in the newly added “How are my gains and losses calculated when I take a Preferred Withdrawal prior to the end of a Strategy Term?” and “How are my gains and losses calculated when I take a Non-Preferred Withdrawal prior to the end of a Strategy Term?” sections. These sections discuss how gains and losses are calculated for withdrawals, which includes the adjustments to the Index Performance (the Adjusted Index Performance). The relevant language from those sections is as follows:

How are my gains and losses calculated when I take a Preferred Withdrawal prior to the end of a Strategy Term? If you take a Preferred Withdrawal prior to the end of a Strategy Term, we will calculate Strategy Earnings using the same rate of return calculation that we use to calculate Strategy Earnings at the end of a Strategy Term (the Strategy Earnings Percentage), although you should understand how that process operates in the context of a withdrawal.

●

First, we calculate the Index Performance. The Index Performance will be the percentage change in the value of the Index between the first day of the Strategy Term and the date of the withdrawal. (If you previously exercised the Lock-in feature, the Index Performance will be the percentage change that was locked-in.)

●

Second, we calculate the Adjusted Index Performance. When calculating the Adjusted Index Performance, the Participation Rate will be applied in the same manner as at the end of the Strategy Term, but the impact of the Strategy Spread will depend on the amount of time that has elapsed during the Strategy Term. The Strategy Spread is determined by multiplying the Strategy Spread by the Elapsed Term.

And:

How are my gains and losses calculated when I take a Non-Preferred Withdrawal prior to the end of a Strategy Term? If you take a Non-Preferred Withdrawal prior to the end of a Strategy Term, we calculate the Strategy Earnings applied to your Contract using a process that differs (except as otherwise noted below) from the process we would use if you were taking a Preferred Withdrawal.

●	First, we calculate the Index Performance. This is not calculated differently than if you were taking a Preferred Withdrawal.
●	Second, we calculate the Adjusted Index Performance. This too is not calculated differently than if you were taking a Preferred Withdrawal.

What may I do at the end of a Strategy Term? (p. 10)

48.	Please clarify when a Strategy Term begins and ends.

Response. We revised the first paragraph of the “What may I do at the end of a Strategy Term?” section, as follows (emphasis added):

What may I do at the end of a Strategy Term? A Strategy Term begins on the first day of the Strategy Term and ends on its Strategy Term End Date. Prior to the close of business on the Strategy Term End Date, you may take any one or more of the permissible actions listed below.

49.	Please clarify whether there is any fee for transferring some or all of a Strategy Value to another Strategy.

Response. We revised the “Transfer” bullet in the “What may I do at the end of a Strategy Term?” section, as follows (emphasis added):

●	Transfer – You may transfer free of charge some or all of your Strategy Value to another Strategy that is available for investment.

50.	Please clarify whether the default at the end of a Strategy Term is reinvestment in the same Strategy, and if so, how that will work if the same Strategy is no longer available.

Response. We added a new third paragraph to the “What may I do at the end of a Strategy Term?” section, as follows:

If you do not take any action prior to the close of business on a Strategy Term End Date, your Strategy Value will be reinvested in the same Strategy, but with the Participation Rate and Strategy Spread that we declare for the upcoming Strategy Term. If the same Strategy is no longer available for investment, the Strategy Value will be transferred to the Strategy that is specified in your Contract as the “default option” for the upcoming Strategy Term.

Risk Factor Comments

General Liquidity Risk (p. 10)

51.	In the first paragraph, please disclose that CDSCs and the MVA may also have negative consequences to your principal if you take a partial withdrawal or full surrender.

Response. We revised the first paragraph of the “General Liquidity Risk” section, as follows (emphasis added):

We designed the Contract to be a long-term investment, not a short-term investment. You may take partial withdrawals or a full surrender at any time while your Contract is invested in one or more Strategies, but there may be negative consequences for doing so if the withdrawal amount exceeds the Remaining Preferred Withdrawal Amount. Withdrawals in excess of the Remaining Preferred Withdrawal Amount will be calculated in a different manner than if the withdrawal were a Preferred Withdrawal, and it may be subject to a CDSC and a negative MVA, which will negatively impact the performance of your Contract.

52.

Please disclose, if accurate, that there is no “surrender period” after which all withdrawals will be treated the same so a full surrender may lead to any amount above the Preferred Withdrawal Amount being treated as a Non-Preferred Withdrawal.

Response. We revised the second paragraph of the “General Liquidity Risk” section, as follows (emphasis added):

It’s important to note that while the CDSC and MVA are only applicable for the first six Contract Years, withdrawals will always be treated as either Preferred Withdrawals or Non-Preferred Withdrawals, even after the first six Contract Years. This means there is no “surrender period” after which all withdrawals will be treated the same. See “Non-Preferred Withdrawal Risk” below. In addition, any partial withdrawal or full surrender may also be subject to a 10% additional federal tax if taken before age 59 1⁄2. If you plan on taking Non-Preferred Withdrawals, or if you plan to take partial withdrawals or a full surrender prior to age 59 1⁄2, this Contract may not be appropriate for you.

Transfer Risk (p. 11)

53.

This section should describe all risks investors face in seeking to reinvest Contract value at the end of a Strategy Term. Before describing the procedural issues currently discussed in this section, the revised section should first note the risks of changes in the terms you declare (currently noted in the Change to Participation Rate and Strategy Spread Rate section). In addition, the procedural issues discussed should be supplemented by noting how much time investors will have from the time notice is sent to the time they need to notify you of a desire to change. Since this section would, as revised, be more about risks upon reinvestment at the end of a Strategy Term, consider renaming this section something along the lines of “Reinvestment Risk.”

Response. We revised the first three paragraphs of the “Transfer Risk” section, as follows (emphasis added):

REINVESTMENT RISK

Except in the limited circumstances under which we may substitute an Index, the Index, Strategy Term and Protection Level will not change for as long as we offer a Strategy. However, the Participation Rate and Strategy Spread may change from Strategy Term to Strategy Term. You do not have the right to reject any Participation Rate or Strategy Spread that we declare for a future Strategy Term. If you do not wish to invest in any of the Strategies at some point in the future, your only option will be to fully surrender your Contract. A full surrender may be subject to a CDSC and an MVA, and may also have negative tax consequences.

The extent to which you may transfer Strategy Value among the Strategies is restricted. Strategy Value in a Strategy cannot be transferred until the end of the Strategy Term, even if we substitute an Index during the Strategy Term, and you cannot transfer Strategy Value into a Strategy while its Strategy Term is ongoing. This restricts your ability to react to changes in market conditions during a Strategy Term other than through withdrawals and by exercising the Lock-In feature, which also has risks. You should consider whether the inability to reallocate Strategy Value at any time is consistent with your financial needs.

At least 30 days prior to the end of the Strategy Term, we will send you a notice stating (i) the Strategies that will be available for investment at the end of the Strategy Term, (ii) their respective Crediting Factors, including the Participation Rate and Strategy Spread that we declared for the upcoming Strategy Term, and (iii) how to communicate your instructions to us regarding what to do with your money invested in the maturing Strategy. In order to transfer Strategy Value from a Strategy on the Strategy Term End Date to another Strategy that is available for investment, we must receive your transfer request prior to the close of business on the Strategy Term End Date (or if the Strategy Term End Date is not a Business Day, then at least one Business Day prior to the Strategy Term End Date). If we do not receive such a transfer request, your Strategy Value will be treated in the following manner:

54.	In the first paragraph, please clarify whether no transfer is permitted even if Nationwide changes the Index for the Strategy during the Strategy Term.

Response. We revised what is now the second paragraph of the newly named “Reinvestment Risk” section, as follows (emphasis added):

The extent to which you may transfer Strategy Value among the Strategies is restricted. Strategy Value in a Strategy cannot be transferred until the end of the Strategy Term, even if we substitute an Index during the Strategy Term, and you cannot transfer Strategy Value into a Strategy while its Strategy Term is ongoing. This restricts your ability to react to changes in market conditions during a Strategy Term other than through withdrawals and by exercising the Lock-In feature, which also has risks. You should consider whether the inability to reallocate Strategy Value at any time is consistent with your financial needs.

55.	We note that the second bullet point refers to a “Default Option” which has not yet been defined.

Response. We revised the second bullet of the newly named “Reinvestment Risk” section, as follows (emphasis added):

●

If the same Strategy is no longer available for investment, the Strategy Value will be transferred to the Strategy that is specified in your Contract as the “default option” for the upcoming Strategy Term.

56.

In the last paragraph of this section, please clarify that the first sentence applies only if the investor wishes to make a change before the end of a Strategy Term and the investor did not make a timely transfer request.

Response. We revised the last paragraph of the newly named “Reinvestment Risk” section, as follows (emphasis added):

If you are reinvested in the same Strategy or transferred into the default option because we did not receive a transfer request from you, and you do not wish to be invested in that Strategy or the default option and want to make a change before the end of the new Strategy Term, your only option will be to fully surrender the Contract. You can take a partial withdrawal to mitigate your unwanted investment exposure, but if you are invested in multiple Strategies, you cannot instruct us to take the partial withdrawal solely from the undesired Strategy. Instead, your partial withdrawal will be allocated among all of your Strategies. In addition, taking a partial withdrawal or full surrender may result in adjustments and charges. See “Non-Preferred Withdrawal Risk” below. Taking a partial withdrawal or a full surrender may also have negative tax consequences.

57.

Please highlight the risk that a Contract owner may lose principal. Furthermore, clarify that this can happen even when Index performance has been positive due to adjustments and charges that are imposed upon withdrawals either before the end of a surrender charge period or the end of a Strategy Term.

Response. We revised the last paragraph of the newly named “Reinvestment Risk” section, as follows:

In addition, taking a partial withdrawal or full surrender may result in adjustments and charges, and may result in loss of principal or related earnings even if the Index was performing positively at the time of the partial withdrawal or full surrender. See “Non-Preferred Withdrawal or Excessive Risk” below. Taking a partial withdrawal or a full surrender may also have negative tax consequences

Index Risk (p. 11)

58.

Please consider relabeling this risk “Investment Risk” and move the risk immediately after “Liquidity Risk.” In addition, since the summary already has a listing of the various Strategies, please relocate the two page long description of the indices to the body of the prospectus, and instead note that the investment risk will vary with the Index selected.

Response. We changed the heading “Index Risk” to “Investment Risk” and moved the section immediately after the “General Liquidity Risk” section. We also moved the disclosure specific to each Index to the “Strategies – Index” section in the body of the prospectus, and revised the last paragraph, as follows (emphasis added):

Certain Indexes available under this Contract do not include income from any dividends paid by component companies. The exclusion of dividends from an Index will lower the Index Performance, particularly over the course of time. Additionally, certain Indexes are comprised of foreign issuers and include exchange rate methodologies that may lower a Strategy’s returns. See, “Strategies – Indexes” for a summary of other important investment risks to which each Index under the Contract is exposed.

59.	In the discussion of Index Risk, please emphasize potential market risk and the fact that the market for the underlying index components may be volatile.

Response. We bolded the following sentence in the first paragraph of the newly named “Investment Risk” section:

The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to realize investment losses. Your investment losses may be significant.

60.	Please disclose whether dividends will be included in the determination of an Index’s performance; and if not, please clarify that the exclusion of dividends may lower the Strategy’s return.

Response. As a result of comment 58, we moved the detailed index disclosure to the “Crediting Factors – Indexes” section in the body of the prospectus. Since we are no longer including detailed disclosure applicable to each index in the Risk Factors section, we are not addressing which indexes do not include dividend income in the Risk Factors section. We are including a general disclosure statement and a cross-reference to the “Crediting Factors – Indexes” section where this information will be disclosed for each Index.

Please note that we’ve disclosed in the “Crediting Factors – Indexes” section that dividends are not included for both the S&P 500 Index and MSCI EAFE Index. The NYSE Zebra Edge Index does include dividend income so we did not include this disclosure for the NYSE Zebra Edge Index. The J.P. Morgan Mozaic II Index references futures and futures do not pay dividends, so we have not included disclosure related to dividends for the J.P. Morgan Mozaic II Index.

We revised the last paragraph of the “Investment Risk” section, as follows (emphasis added):

Certain Indexes available under this Contract do not include income from any dividends paid by component companies. The exclusion of dividends from an Index will lower the Index Performance, particularly over the course of time. Additionally, certain Indexes are comprised of foreign issuers and include exchange rate methodologies that may lower a Strategy’s returns. See, “Strategies – Indexes” for a summary of other important investment risks to which each Index under the Contract is exposed.

61.

Please clarify that each Strategy will determine the performance of the Index only when withdrawal is made or at the end of the term so any interim gains will not be reflected, even for a Strategy with a 3 year term.

Response. We added a new fifth paragraph to the “Investment Risk” section, as follows:

We calculate Index Performance by comparing the value of the Index between two specific points in time which means Index Performance may be negative or flat even if the Index performed positively for certain time periods between those two specific points in time. This is true even for Strategies with three-year Strategy Terms.

Non-Preferred Withdrawal Risk (p. 14)

62.

Please highlight the fact that an investor may lose principal beyond the limits of a Strategy’s Protection Level if the Non-Preferred Withdrawal Adjustment Percentage is applied to a Non-Preferred Withdrawal. Please also revise the caption to add “or Excessive” before the word “Withdrawal.”

Response. We revised the “Non-Preferred Withdrawal Risk” heading to “Non-Preferred or Excessive Withdrawal Risk.” We also revised the second bullet of the fourth paragraph of the “Non-Preferred or Excessive Withdrawal Risk” section, as follows (emphasis added):

●

If the AIP is less than the downside protection provided by the Strategy’s Protection Level at the time of your Non-Preferred Withdrawal, the NSEP’s Non-Preferred Withdrawal Adjustment Percentage will result in losses, including loss of principal, that are greater than the amount of downside protection provided by your Protection Level.

Limited Growth Potential Risk (Strategy Spread and Participation Rate Risk) (pp. 14-15)

63.	Please relocate this risk to immediately after Investment Risk.

Response. We moved the “Limited Growth Potential Risk (Strategy Spread and Participation Rate Risk)” section to immediately after the “Investment Risk” section.

64.

In the second bullet point discussing Strategy Spread on page 15, please clarify that the Strategy Spread is an annualized percentage rate so if a Strategy Term is longer than one year, Nationwide will multiply the Strategy Spread times the number of years when calculating Strategy Earnings (e.g., if the Strategy Spread is 2% and the Strategy Term is 3 years, this will reduce the Index Performance by 6%).

Response. We added a new second bullet to the third paragraph of the “Limited Growth Potential Risk (Strategy Spread and Participation Rate Risk)” section, as follows:

●

When determining the maximum impact a Strategy Spread will have on your Index Performance you multiply the Strategy Spread by the number of years in the Strategy Term (e.g., if the Strategy Spread is 2% and the Strategy Term is 3 years, this will reduce the Index Performance (after it’s been multiplied by the Participation Rate) by 6% at the end of the Strategy Term). Note: in leap years, there may be an additional day of Strategy Spread. See “Crediting Factors – Strategy Spread.”

Lock-In Risk (pp.15-16)

65.

In the fourth bullet point on page 16, you state that an investor may receive negative Strategy Earnings even if the investor locks in an Index Value that locks in positive Index performance. Please explain.

Response. We revised the fourth bullet in the “Lock-In Risk” section, as follows (emphasis added):

●

Even if you lock in an Index Value that, in turn, locks in a positive Index Performance, it may be possible to receive negative Strategy Earnings. This happens when the Strategy Spread component that is deducted from the Index Performance at the end of the Strategy Term (after the Index Performance has been multiplied by the Participation Rate) is greater than the positive Index Performance that was locked-in.

Nationwide’s Financial Strength and Claims-Paying Ability Risk (p. 17)

66.

Please add disclosure describing Nationwide’s Index-Linked Annuity Separate Account and stating that Contract Owners do not own, or participate in any way in the performance of, the assets in the Separate Account. To illustrate the point, please consider contrasting this to an investment in a variable annuity. Please also clarify what insulation the Separate Account structure provides, if any, from the claims of other general creditors of Nationwide and how it differs from the General Account or add a cross-reference to where the Separate Account is discussed in greater detail on pages 58-59.

Response. We added a new second paragraph to the “Nationwide’s Financial Strength and Claims-Paying Ability Risk” section, as follows:

Our general account assets do not include the assets in the Index-Linked Annuity Separate Account, an insulated separate account where we hold assets to support future Strategy Earnings. Our general account assets also do not include the assets in any other insulated Nationwide separate accounts. The Index-Linked Annuity Separate Account is a non-unitized separate account and is not registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940. We own and control the assets in the Index-Linked Annuity Separate Account, and you do not have any interest in or claim to the assets in the Index-Linked Annuity Separate Account. Unlike some variable annuities that utilize separate accounts, you do not share in the investment performance of the assets in the Index-Linked Annuity Separate Account. The assets in the Index-Linked Annuity Separate Account are not subject to claims by our creditors or subject to liabilities arising from any of our other businesses. For more information on the general account and separate account, see “General Account and Separate Accounts.”

General Information about the Contract; the Contract (p. 18)

67.	In the second paragraph, please add a cross reference to where information may be found on how to select annuity payment options.

Response. We revised the second paragraph of the “The Contract” section, as follows (emphasis added):

On the Annuitization Date, if it occurs, we promise to begin paying annuity payments based on the amount annuitized and the annuity payment option selected. You may not invest in the Strategies once you reach the Annuitization Date. See “Annuitization” for information on annuitizing the Contract.

Purchasing the Contract; Allocating Your Purchase Payment (p. 24)

68.	Please clarify whether there is a minimum/maximum amount that can be put into a Strategy.

Response. We revised the first paragraph of the “Allocating Your Purchase Payment” section, as follows (emphasis added):

You tell us how to apply your Purchase Payment by specifying in the Contract application your desired allocation among the Strategies that are available for investment on the Date of Issue. You may invest your Purchase Payment in a single Strategy or in multiple Strategies. You may be invested in no more than five Strategies at any given time. If you are simultaneously invested in the same Strategy for Strategy Terms that began on different dates, those investments are considered separate Strategies for purposes of the maximum number of Strategies that you can have and for calculating the values and Strategy Earnings under this Contract. There is no minimum dollar amount that can be allocated to a Strategy. Allocations to Strategies must be in whole percentages.

Calculation of Strategy Earnings (p. 31)

69.

Please clarify what happens if the value of an Index is not made available either at the Strategy Term End Date or on the date that a withdrawal is made before the end of a Strategy Term (e.g., will Nationwide use the immediately preceding valuation?).

Response. We added the following new fifth paragraph to the “Index Performance” subsection of the “Calculation of Strategy Earnings” section:

If an Index Value is not provided to us by an Index provider or is otherwise unavailable on a Business Day, the Index Value will be the closing value of the Index for the previous Business Day.

Interim Strategy Earnings (p. 32)

70.	Please briefly describe how Nationwide allocates withdrawals across multiple Strategies (e.g., proportionately).

Response. We revised the sixth paragraph of the “Interim Strategy Earnings” section, as follows (emphasis added):

The three-step process described above is applied on a Strategy by Strategy basis. If you are invested in multiple Strategies, your Strategies will likely have different Remaining Preferred Withdrawal Amounts attributable to each Strategy. As a result, it is unlikely that a partial withdrawal or full surrender will result in the same level of Preferred Withdrawals across your Strategies. A Preferred Withdrawal is proportionately allocated among the Strategies based on the Strategy Accumulation Values at the time of the withdrawal. A Non-Preferred Withdrawal is proportionately allocated among the Strategies based on the Modified Strategy Values at the time of the withdrawal, or if the withdrawal is part Preferred Withdrawal and part Non-Preferred Withdrawal, a Non-Preferred Withdrawal is proportionately allocated among the Strategies based on the Modified Strategy Values that remain after the Preferred Withdrawal is taken.

Non-Preferred Withdrawal Adjustment Percentage (p.34)

71.	Please briefly explain why this percentage is charged (e.g., to discourage Non-Preferred Withdrawals).

Response. We added a new second paragraph to the “Non-Preferred Withdrawal Adjustment Percentage” section, as follows:

We buy various assets to support our obligation to pay the strategy earnings under the contract. When you take a withdrawal before a Strategy’s Strategy Term End Date, we may realize costs associated with changes in the market value of these assets and any unamortized expenses from purchasing these assets. We use the Non-Preferred Withdrawal Adjustment Percentage, when applicable, to take into account the approximate current market value of assets in tandem with the unamortized cost of the purchase of these assets.

Appendix D

72.	Please revise Appendix D as follows:

a)

As with the summary, please revise all examples in the appendix to show the impact of various inputs on the Contract value, as opposed to simply the impact on interim components such as the Adjusted Income Percentage.

b)	Include scenarios where there are positive changes in the Index but that are less than the applicable Strategy Spread.
c)	Include examples for scenarios where a Non-Preferred Withdrawal results in a change to Contract value more adverse than the downside protection selected.
d)	Where you provide examples of withdrawals that are partially Non-Preferred, be clear as to what is the amount of the Non-Preferred Withdrawal.
e)	Revise all examples to show the effect of a reasonable Strategy Spread that is more than 0%, or clarify supplementally why 0% is a reasonable value.
f)	Include in the examples the effect of an MVA.
g)

Show interim calculations for SEP and non-SEP rather than just stating what those values are. Since there is a separate appendix showing how MVAs are calculated, interim calculations for MVA aren’t necessary in this appendix if the starting interest rate, interest rate at withdrawal, and the percentage change to be applied as a consequence are shown, and a plain English caption is used to describe that percentage change.

Response. We made significant revisions to the examples in Appendix D to address Comments 72a) – g). Please see the revised Appendix D in the prospectus filed with Pre-Effective Amendment No. 2.

*    *    *

Please contact me direct at (614) 677-6123 if you have any questions regarding this filing.

Very truly yours,

Nationwide Life Insurance Company

/s/ Benjamin Mischnick

Benjamin Mischnick

Senior Counsel

cc: Dodie C. Kent, Partner

Eversheds Sutherland (US) LLP